MATERIAL PARTLY-OWNED SUBSIDIARIES - Subsidiaries with Material Non-controlling Interests (Detail) - Charoong Thai and its subsidiaries (“CTW Consolidated”)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	Thailand
Proportion of ownership interests held by non-controlling interests	49.07%	49.07%